INCOME TAX	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 18:     INCOME TAX

A.     Tower Statutory Income Rates

Pursuant to Amendment 73 to the Israeli Investment Law adopted in 2017 and since Tower is an Israeli industrial company located in Migdal Ha’emek, Israel, it meets the conditions for “Preferred Enterprises” and as such is entitled to an income tax rate of 7.5%.  Any portion of Tower’s taxable income that is not eligible for Preferred Enterprise benefits, if at all, is to be taxed at the Israeli statutory corporate income tax rate of 23%.

B.     Income Tax Expense, Net

The Company's provision for income tax is affected by income tax in a multinational tax environment. The income tax provision is an estimate determined based on current enacted tax laws and tax rates at each of its geographic locations, with the use of acceptable allocation methodologies based upon the Company’s organizational structure, operations and business mode of work, resulting in applicable taxable income attributable to each of the locations the Company operates in.

The Company’s income tax provision consists of the following for the years ended December 31, 2024, 2023 and 2022:

Details	2024	2023	2022
Current tax expense:
Local	$17,431	$-	$-
Foreign	5,579	13,374	13,167
Deferred tax expense (benefit):
Local	(17,141)	62,748	21,550
Foreign	4,336	(10,810)	(9,215)
Income tax expense, net	$10,205	$65,312	$25,502

Details	2024	2023	2022
Profit (loss) before taxes:
Local	$242,879	$588,453	$295,438
Foreign	(25,452)	(3,611)	(3,465)
Total profit (loss) before taxes	$217,427	$584,842	$291,973

C.     Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of December 31, 2024 and 2023:

Details	2024	2023
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$7,397	$9,889
Employees compensation	9,675	7,853
Accruals and allowances	11,355	10,997
Research and development credit	24,689	24,677
Research and development, including Section 174 under U.S. Internal Revenue Code	27,732	19,582
Lease liabilities	9,617	12,199
Others	652	2,122
	91,117	87,319
Valuation allowance, see Note 18F below	(31,613)	(20,238)
Deferred tax assets	$59,504	$67,081
Deferred tax liabilities - long-term:
Depreciation and amortization	$(64,859)	$(72,254)
ROU - assets under operating leases	(1,131)	(1,609)
Others	(801)	(838)
Deferred tax liabilities	$(66,791)	$(74,701)

Presented in long term deferred tax assets	$1,768	$1,810
Presented in long term deferred tax liabilities	$(9,055)	$(9,430)

D.     Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Details	Unrecognized tax benefits
Balance as of January 1, 2024	$9,217
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	(1,000)
Balance as of December 31, 2024	$8,944

Details	Unrecognized tax benefits
Balance as of January 1, 2023	$8,490
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	-
Balance as of December 31, 2023	$9,217

Details	Unrecognized tax benefits
Balance as of January 1, 2022	$7,763
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	-
Balance as of December 31, 2022	$8,490

E.     Effective Income Tax

The reconciliation of the Israeli statutory income tax rate to the effective tax rate for the years ended December 31, 2024, 2023 and 2022:

Details	2024	2023	2022
Tax expense computed at statutory rates, see (*) below	$50,008	$134,514	$67,154
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(36,588)	(89,487)	(46,012)
Change in valuation allowance	11,375	2,697	5,911
Permanent differences and other, net	(14,590)	17,588	(1,551)
Income tax expense	$10,205	$65,312	$25,502

(*) The tax expense was computed based on the Israeli statutory corporate income tax rate of 23%.

F.      Net Operating Loss Carryforward

As of December 31, 2024, Tower had no net operating loss carryforward.

As of December 31, 2024, Tower US Holdings had U.S. federal net operating loss carryforwards of approximately $29,000 of which approximately $21,000 does not expire and is subject to an annual taxable income limitation of 80%. The remaining federal tax loss carryforward of $8,000 will expire in 2028, unless previously utilized.

As of December 31, 2024, Tower US Holdings had a California state net operating loss carryforward of approximately $11,000. The state tax loss carryforward will begin to expire in 2029, unless previously utilized.

Tower US Holdings recorded a valuation allowance thereby reducing the deferred tax asset balances of the U.S. federal and state net operating loss carryforward.

As of December 31, 2024 TPSCo had no net operating loss carryforward.

As of December 31, 2024, TSIT had net operating loss carryforward of approximately $5,500

TSIT recorded a valuation allowance thereby reducing the deferred tax asset balances of net operating loss carryforward.

G.     Final Tax Assessments

Tower possesses final tax assessments through the year 2021.

Tower US Holdings files a consolidated tax return, including TSNB and TSSA. Tower US Holdings and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple states.

In general, Tower US Holdings is no longer subject to U.S. federal income tax examinations for any of the years before 2021 and state and other U.S. local income tax examinations for any of the years before 2020. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward and make adjustments up to the amount of the net operating loss carryforward amount.

TPSCo possesses final income tax assessments through the year 2020.

TSIT possesses no final income tax assessments.

H.     Pillar Two Model

In December 2021, the OECD released Pillar Two model rules imposed on large multinational corporations, with revenue above €750 million, a minimum effective corporate income tax rate of 15% in every jurisdiction in which they operate. As of December 31, 2024, the rules have been partially enacted in certain jurisdictions in which the Company operates, however did not impact the Company financial statements, nor its tax payments or liabilities. For all the periods ended December 31, 2024, the Company complied with the transitional safe harbor rules in each of its jurisdictions and it currently assumes that it will be able to postpone the application of the rules for periods that will commence after December 31, 2025.